Provisions	12 Months Ended
Jun. 30, 2020
Disclosure of other provisions [abstract]
PROVISIONS
8.	PROVISIONS

	Years Ended June 30,
	2020	2019

Current
Annual leave (1)	285,360	245,804
Long service leave (1)(2)	326,679	356,191

Total	612,039	601,995

Non-Current
Long service leave (2)	41,514	34,976

A provision has been recognized for employee entitlements relating to long service leave. In calculating the present value of future cash flows in respect of long service leave, the probability of long service leave being taken is based on historical data. The measurement and recognition criteria relating to employee benefits have been included in Note 1 to this report.

(1)	Movements in provisions

Movements in each class of provision during the financial year are set out below:

	Years Ended June 30,
	2020	2019	2018
Annual leave
Carrying amount at start of year	245,804	266,487	298,508
Charged/(credited) to profit or loss
-additional provisions recognized	278,686	308,032	261,354
Amounts used during the year	(240,734)	(328,715)	(293,375)
Change in foreign exchange	1,604	1,886	-
Carrying amount at end of year	285,360	245,804	266,487

Long service leave
Carrying amount at start of year	391,167	323,122	399,970
Charged/(credited) to profit or loss	(62,991)	-	(103,363)
-additional provisions recognized	40,017	68,045	26,515
Carrying amount at end of year	368,193	391,167	323,122

TOTAL	653,553	636,971	589,609

(2)	Amounts not expected to be settled within the next 12 months

The current provision for long service leave includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances.

The entire amount is presented as current, since the Company does not have an unconditional right to defer settlement. However, based on past experience, the Company does not expect all employees to take the full amount of accrued long service leave or require payment within the next 12 months. The following amounts reflect leave that is not expected to be taken or paid within the next 12 months.

	Years Ended June 30,
	2020	2019

Long service leave obligation expected to be settled after 12 months	41,514	34,976